Schedule of trade and other receivables (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Trade And Other Receivables
Trade receivables, gross	$ 585,662	$ 922,392
Allowance for credit losses	(297,724)	(407,887)	$ (360,777)
Trade receivables	287,938	514,505
FY25 R&D tax incentive	571,418
Export Market Development Grant		36,600
Services contracts	16,051	232,460
Sundry receivables	940	10,382
Other receivables	588,409	279,442
Trade and other receivables	$ 876,347	$ 793,947